GENERAL (Details Narrative) $ / shares in Units, € in Millions			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Feb. 15, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2022 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from grant			$ 1,500,000	€ 1.4
Specified expenses							$ 5,000,000		$ 5,000,000	$ 30,952,000
Net of cash acquired							$ 15,000,000
Beneficially ownship percentage	2.50%				2.50%		2.50%		2.00%
Gain (Loss) on Disposition of Other Assets							$ 400,000
Impairment loss					$ 349,000		349,000		$ 349,000
Accumulated deficit	$ 297,890,000				297,890,000		297,890,000		294,377,000	$ 262,073,000
Cash, cash equivalents, and short-term investments	24,300,000				$ 24,300,000		24,300,000		21,100,000
Nasdaq Stock Market LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum bid price, per share | $ / shares											$ 1.00
Closing bid price, per share | $ / shares											1.00
Trading price, per share | $ / shares											$ 0.10
Wellbeing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of productive assets	50,000,000
Consideration transferred							5,000,000
Upfront payment	250,000
Equity interest in acquiree	$ 4,750,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee							2,500,000		2,500,000
Out of pocket fees and expense							$ 500,000		$ 500,000
Sale of productive assets		$ 15,000,000.0
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:TangibleAssetsAndEquipment-0]		$ 7,100,000									$ 7,100,000
Security Holder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									76.00%
Security Holder [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	76.00%				76.00%		76.00%
Security Holder [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	24.00%				24.00%		24.00%